Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	41,517	101
Preferred stock, shares outstanding (in shares)	41,517	101
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	67,091	14,715
Common stock, shares outstanding (in shares)	67,091	14,715